Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings per share
26	Earnings per share

The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2019, 2020 and 2021, for which the basic weighted average number of common shares are based on the 1,371,643,240, 1,371,643,240 and 1,371,643,240 common shares issued by the Company, as if those shares were issued as of the earliest date presented.

	Year ended December 31
	2019	2020	2021
	RMB	RMB	RMB

Net income	534,643,942	114,852,526	65,207,464
Basic weighted average number of common shares outstanding	1,371,643,240	1,371,643,240	1,371,643,240
Effect of dilutive share options	96,143,147	153,589,125	68,071,099
Dilutive weighted average number of ordinary shares	1,467,786,387	1,525,232,365	1,439,714,339
Basic earnings per share	0.39	0.08	0.05
Diluted earnings per share	0.36	0.08	0.05

During the years ended December 31, 2019, 2020 and 2021, the Group issued nil, nil and 187,933,720 ordinary shares to the Depositary, respectively. No consideration was received by the Group for the issuance. As of December 31, 2021, no share out of the total 187,933,720 ordinary shares was used to settle share-based compensation. The 187,933,720 ordinary shares are legally issued and not outstanding, and do not affect the computation of earnings per share.